Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory, Raw Materials and Supplies, Net of Reserves	$ 3,867	$ 5,934
Inventory, Finished Goods, Net of Reserves	3,736	3,005
Total inventory	$ 7,603	$ 8,939